Filed electronically with the Securities and Exchange Commission on May 21, 2012

           File No. 002-91577
           File No. 811-04049

                SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 67	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 69	| X |

DWS Income Trust
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
 (Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code:  (617) 295-1000

John Millette
Vice President and Secretary
One Beacon Street, Boston, MA 02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|___|	On _____________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On _____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485
|___|	pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|___|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS GNMA Fund – Class R
•	DWS High Income Fund — Class R and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 21st day of May 2012.

  DWS INCOME TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	May 21, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 21, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 21, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 21, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 21, 2012

/s/Keith R. Fox
Keith R. Fox*	Trustee	May 21, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	May 21, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	May 21, 2012

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 21, 2012

/s/William McClayton
William McClayton*	Trustee	May 21, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 21, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 21, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 21, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	May 21, 2012

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 58 to the Registration Statement as filed on July 20, 2011; and as filed on January 28, 2009 in Post Effective Amendment No. 44 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase